UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment			[]	Amendment Number:
This Amendment (Check only one.):	[] 	is a restatement
					[] 	adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:			PalmerDodge Advisors LLC
Address: 		111 Huntington Avenue
			18th Floor
			Boston, MA 02199

Form 13F File Number:	28-12431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Diostenes R. Medina
Title:	Chief Compliance Officer
Phone:	617-239-0790
Signature,			Place,				and Date of Signing:
Diostenes R. Medina		Boston, MA			August 13, 2012
Report Type (Check on Box):
                              [X]	13F HOLDINGS REPORT
                              []	13F NOTICE
			      []	13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:	NONE
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FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers:		0
Form 13F Information Table Entry Total:		60
Form 13F Information Table Value Total:		72896
List of Other Included Managers:		NONE
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NAME OF ISSUER		  TITLE OF CLASS	CUSIP	        VALUE 	SHARES/	SH/	PUT/	INVSTMT	OTHER	   VOTING AUTHORITY
							       (x$1000) PRN AMT	PRN	CALL	DSCRETN	MANAGERS  SOLE	SHARED	NONE
3M Co                           COM		88579Y101	775 	8654 	SH 		SOLE		  8654
Abbott Laboratories             COM		002824100	2805 	43516 	SH 		SOLE		  43516
Air Products & Chemicals Inc    COM		009158106	2133 	26425 	SH 		SOLE		  26425
Amgen Inc.                      COM		031162100	197 	2700 	SH 		SOLE		  2700
Apache Corp                     COM		037411105	2668 	30361 	SH 		SOLE		  30361
Apple Computer Inc              COM		037833100	1465 	2509 	SH		SOLE		  2509
Applied Materials Inc           COM		038222105	1035 	90435 	SH 		SOLE		  90435
AT&T Inc.                       COM		00206R102	150 	4197 	SH 		SOLE		  4197
Automatic Data Processing Inc   COM		053015103	2057 	36950 	SH 		SOLE		  36950
Baker Hughes Inc                COM		057224107	273 	6645 	SH 		SOLE		  6645
Baxter International            COM		071813109	1567 	29490 	SH 		SOLE		  29490
Celgene Corp                    COM		151020104	422 	6580 	SH		SOLE		  6580
Church & Dwight Co Inc          COM		171340102	3279 	59110 	SH 		SOLE		  59110
Cia De Bebidas Prf Adr    SPONS ADR PFD		20441W203	1053 	27480 	SH		SOLE		  27480
CLARCOR Inc                     COM		179895107	1960 	40700 	SH 		SOLE		  40700
Coca Cola                       COM		191216100	194 	2476 	SH 	 	SOLE		  2476
Disney Walt Co              COM DISNEY		254687106	371 	7649 	SH 		SOLE		  7649
Dominion Res Inc                COM		25746U109	1325 	24531 	SH 		SOLE		  24531
Du Pont E I De Nemours & Co     COM		263534109	1291 	25525 	SH 		SOLE		  25525
Duke Energy Corp.               COM		26441C105	753 	32651 	SH 		SOLE		  32651
Emerson Electric Co             COM		291011104	2012 	43203 	SH 		SOLE		  43203
Exxon Mobil Corporation         COM		30231G102	2693 	31466 	SH 		SOLE		  31466
Fiserv Inc                      COM		337738108	3424 	47410 	SH 		SOLE		  47410
General Electric                COM		369604103	683 	32790 	SH 		SOLE		  32790
Google Inc Class A             CL A		38259P508	211 	364 	SH		SOLE		  364
Hewlett-Packard Company         COM		428236103	168 	8336 	SH 		SOLE		  8336
inContact, Inc.                 COM		45336E109	150 	30000 	SH		SOLE		  30000
Intel Corp                      COM		458140100	1940 	72796 	SH 		SOLE		  72796
International Business Machine  COM		459200101	814 	4161 	SH 		SOLE		  4161
iShares GS Investo      IBOXX INV CPBD  	464287242	227 	1930 	SH 		SOLE		  1930
iShares MSCI EAFE Index MSCI EAFE INDEX 	464287465	1962 	39265 	SH 		SOLE		  39265
Johnson & Johnson               COM	  	478160104	2731 	40416 	SH 		SOLE		  40416
JP Morgan Chase & Co            COM		46625H100	304 	8495 	SH 		SOLE		  8495
Medtronic Inc                   COM		585055106	591 	15268 	SH 		SOLE		  15268
Microsoft Corp                  COM		594918104	1238 	40471 	SH 		SOLE		  40471
Northrop Grumman Corp           COM		666807102	1659 	26000 	SH 		SOLE		  26000
Oracle Corp                     COM		68389X105	245 	8235 	SH		SOLE		  8235
Pepsico                         COM		713448108	4982 	70507 	SH 		SOLE		  70507
Pfizer                          COM		717081103	122 	5316 	SH		SOLE		  5316
Procter & Gamble Co             COM		742718109	2462 	40201 	SH 		SOLE		  40201
Qualcomm Inc                    COM		747525103	3071 	55147 	SH 		SOLE		  55147
Royal Dutch Shell B Adrf    SPON ADR B		780259107	348 	4970 	SH		SOLE		  4970
S&P 500 Depository Receipts   TR UNIT		78462F103	2275 	16714 	SH 		SOLE		  16714
Schlumberger Ltd                COM		806857108	1596 	24581 	SH 		SOLE		  24581
Sigma Aldrich Corp              COM		826552101	121 	1635 	SH		SOLE		  1635
State Street                    COM		857477103	417 	9331 	SH 		SOLE		  9331
Statoil ASA ADR           SPONSORED ADR		85771P102	1152 	48272 	SH 		SOLE		  48272
Stryker Corp                    COM		863667101	1621 	29425 	SH 		SOLE		  29425
T J X Cos Inc                   COM		872540109	436 	10150 	SH		SOLE		  10150
Target Corporation              COM		87612E106	184 	3155 	SH 		SOLE		  3155
Teva Pharm Inds Ltd Adrf        ADR		881624209	980 	24844 	SH 		SOLE		  24844
Thermo Fisher Scientific	COM		883556102	890	17145	SH		SOLE		  17145
Time Warner Inc               COM NEW		887317303	200 	5205 	SH 		SOLE		  5205
Toronto Dominion Bank New     COM NEW		891160509	2203 	28160 	SH 		SOLE		  28160
U S Bancorp Del New           COM NEW		902973304	891 	27700 	SH 		SOLE		  27700
Union Pacific Corp              COM		907818108	119 	1000 	SH 		SOLE		  1000
Vodafone Group Plc ADR    SPONS ADR NEW		92857W209	116 	4105 	SH 		SOLE		  4105
Wal-Mart Stores Inc             COM		931142103	104 	1493 	SH 		SOLE		  1493
Walgreen Co                     COM		931422109	1551 	52447 	SH 		SOLE		  52447
Xilinx Inc                      COM		983919101	230 	6850 	SH 		SOLE		  6850
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